Fair value measurement of assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	₩ 358,559	₩ 379,170	₩ 399,494
Derivative assets	172,910	321,116
Financial assets at fair value through profit or loss	1,881,382	747,261
At fair value
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	358,559	379,170
Derivative assets	166,413	311,033
Financial assets at fair value through profit or loss	1,881,382	747,261
Total	2,406,354	1,437,464
At fair value | Level 1
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	194,670	201,202
Derivative assets	0	0
Financial assets at fair value through profit or loss	0	0
Total	194,670	201,202
At fair value | Level 2
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Derivative assets	166,413	308,399
Financial assets at fair value through profit or loss	1,875,690	742,105
Total	2,042,103	1,050,504
At fair value | Level 3
Disclosure of fair value measurement of assets [Line Items]
Financial assets at fair value through other comprehensive income	163,889	177,968
Derivative assets	0	2,634
Financial assets at fair value through profit or loss	5,692	5,156
Total	₩ 169,581	₩ 185,758